February 6, 2004

THE NORTH COUNTRY EQUITY GROWTH FUND

THE NORTH COUNTRY INTERMEDIATE BOND FUND

each a series of

THE NORTH COUNTRY FUNDS

Supplement to Prospectus

dated March 31, 2003

THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS.  PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

The following information supplements and supersedes any contrary information contained in the section of the Funds’ prospectus entitled “DISTRIBUTOR”:

Effective February 2, 2004, Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of the Funds’ Administrator, Gemini Fund Services, LLC, serves as the principal underwriter for each Fund and distributor for each Fund’s shares.  The Distributor is located at 4020 South 147th Street, Omaha, NE 68137.

February 6, 2004

THE NORTH COUNTRY EQUITY GROWTH FUND

THE NORTH COUNTRY INTERMEDIATE BOND FUND

each a series of

THE NORTH COUNTRY FUNDS

Supplement to Statement of Additional Information

Dated March 31, 2003

The following information supplements and supersedes any contrary information contained in the section of the Funds’ Statement of Additional Information entitled  “DISTRIBUTOR”:

Effective February 2, 2004, Aquarius Fund Distributors, LLC, an affiliate of the Funds’ Administrator, Gemini Fund Services, LLC, is the principal underwriter for each Fund and the distributor for each Fund’s shares.  Aquarius Fund Distributors, LLC is located at 4020 South 17th Street, Omaha, NE 68137.